UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22485

Exact name of registrant as specified in charter:	Aberdeen Income Credit Strategies Fund

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1 - Schedule of Investments - The Schedule of Investments for the three-month period ended July 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
COMMON STOCK—0.0%
CANADA—0.0%
CAD	134	Connacher Oil & Gas Ltd., Zero Coupon, (a)(b)(c)(i)	$—
			—
		Total Common Stocks — —% (cost $4,002,997)	—
BANK LOANS—12.0%
CANADA—0.0%
USD	1,518	Southern Pacific Resource Corp., Zero Coupon, 03/31/2019 (a)(b)(c)(d)	—

FRANCE—0.3%
EUR	500	Financiere CEP, 8.50%, 12/15/2025 (e)	578,828

NETHERLANDS—1.6%
USD	2,994	MediArena Acquisition B.V., 8.09%, 08/13/2021 (e)	3,005,028

UNITED KINGDOM—5.3%
EUR	4,000	EG Finco Limited, 8.75%, 04/20/2026 (e)	4,627,702
USD	6,176	Seadrill Partners Finco LLC, 8.33%, 02/21/2021 (e)	5,764,374
			10,392,076
UNITED STATES—4.8%
USD	8,330	California Resources Corporation, 12.44%, 12/31/2021 (b)(e)	9,183,825
USD	4,000	La Paloma Generating Co., LLC, Zero Coupon, 02/20/2020 (a)(b)(c)(d)	200,000
			9,383,825
		Total Bank Loans — 12.0% (cost $26,637,326)	23,359,757

CORPORATE BONDS—124.4%
BELGIUM—3.2%
EUR	6,750	Nyrstar Netherlands Holdings BV, 6.88%, 03/15/2020 (f)	6,314,490

CANADA—1.4%
USD	2,753	Calfrac Holdings LP, 8.50%, 06/15/2021 (f)	2,660,086

DENMARK—4.1%
USD	7,678	DKT Finance ApS, 9.38%, 06/17/2020 (f)	8,023,510

FRANCE—2.8%
EUR	3,000	Constantin Investissement 3 SASU, 5.38%, 04/15/2020 (f)	3,447,080
EUR	1,656	Newco GB SAS, 8.00%, 12/15/2019 (f)	1,975,420
			5,422,500
GERMANY—3.0%
EUR	618	CTC BondCo GmbH, 5.25%, 12/15/2020 (f)	708,309
EUR	5,000	Senvion Holding GmbH, 3.88%, 05/01/2019 (f)	5,174,374
			5,882,683
GREECE—1.4%
EUR	172	Intralot Capital Luxembourg SA, 5.25%, 09/15/2020 (f)	158,401
EUR	2,500	Intralot Capital Luxembourg SA, 6.75%, 09/15/2018 (f)	2,521,411
			2,679,812
JAMAICA—2.9%
USD	7,750	Digicel Group Ltd., 8.25%, 08/30/2018 (f)	5,638,125

JERSEY—3.4%
GBP	5,300	Newday Bondco PLC, 7.38%, 02/01/2020 (f)	6,643,031

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
LUXEMBOURG—10.9%
USD	11,354	Altice Luxembourg SA, 7.75%, 08/31/2018 (f)	$11,297,230
GBP	4,000	Garfunkelux Holdco 2 SA, 11.00%, 11/01/2018 (f)	5,197,696
EUR	701	Hercule Debtco Sarl, 6.75%, 02/15/2020 (f)	799,418
EUR	1,400	Kleopatra Holdings 1 SCA, 8.50%, 07/15/2019 (f)	1,138,514
EUR	2,776	Monitchem HoldCo 2 SA, 6.88%, 08/10/2018 (f)	2,893,750
			21,326,608
NETHERLANDS —1.5%
EUR	2,575	Maxeda DIY Holding BV, 6.13%, 07/15/2019 (f)	2,867,448

NIGERIA—1.6%
USD	3,000	IHS Netherlands Holdco BV, 9.50%, 10/27/2018 (f)	3,070,134

RUSSIA—1.6%
USD	3,500	Credit Bank of Moscow Via CBOM Finance PLC, 7.50%, 10/05/2022 (f)	3,048,276

SPAIN—5.4%
EUR	3,500	Aldesa Financial Services SA, 7.25%, 08/30/2018 (f)	3,847,161
USD	4,350	Codere Finance 2 Luxembourg SA, 7.63%, 10/31/2018 (f)	4,026,795
USD	2,664	LHMC Finco Sarl, 7.88%, 06/20/2020 (f)	2,669,994
			10,543,950
SWEDEN—6.4%
USD	6,000	Perstorp Holding AB, 11.00%, 11/18/2018 (f)	6,451,200
EUR	5,300	Unilabs Subholding AB, 5.75%, 05/15/2020 (f)	5,955,689
			12,406,889
UKRAINE—1.5%
USD	3,000	Metinvest BV, 8.50%, 01/23/2026 (f)	2,899,830

UNITED ARAB EMIRATES—0.9%
USD	1,675	Shelf Drilling Holdings Ltd., 8.25%, 02/15/2021 (f)	1,708,500

UNITED KINGDOM—18.9%
EUR	4,000	Corral Petroleum Holdings AB, 11.75%, 05/15/2019 (f)	5,016,624
GBP	7,000	CYBG PLC, 8.00%, 12/08/2022 (f)(g)	9,394,573
USD	2,487	KCA Deutag UK Finance PLC, 9.63%, 04/01/2020 (f)	2,496,326
GBP	1,500	Matalan Finance PLC, 6.75%, 01/31/2020 (f)	1,835,043
GBP	2,475	Pinnacle Bidco PLC, 6.38%, 02/15/2021 (f)	3,289,167
GBP	2,000	Pizzaexpress Financing 1 PLC, 8.63%, 08/30/2018 (f)	2,041,067
GBP	3,000	Pizzaexpress Financing 2 PLC, 6.63%, 08/10/2018 (f)	3,656,150
GBP	2,500	Shop Direct Funding PLC, 7.75%, 11/15/2019 (f)	2,887,573
GBP	4,900	Voyage Care BondCo PLC, 10.00%, 11/01/2019 (f)	6,370,349
			36,986,872
UNITED STATES—50.8%
EUR	3,700	Bausch Health Cos. Inc., 4.50%, 08/30/2018 (f)	4,179,404
USD	7,100	Bausch Health Cos. Inc., 9.00%, 12/15/2021 (f)	7,520,320
USD	5,500	BMC Software Finance, Inc., 8.13%, 08/31/2018 (f)	5,630,625
USD	1,693	Bruin E&P Partners LLC, 8.88%, 08/01/2020 (f)	1,709,913
USD	6,009	California Resources Corp., 8.00%, 12/15/2018 (f)	5,378,055
USD	3,800	Cincinnati Bell, Inc., 7.00%, 09/15/2019 (f)	3,382,000
EUR	2,730	Diamond BC BV, 5.63%, 08/15/2020 (f)	2,937,833
USD	5,500	EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 08/31/2018	5,417,500
USD	6,481	Frontier Communications Corp., 10.50%, 06/15/2022	5,881,508
USD	5,500	Hardwoods Acquisition, Inc., 7.50%, 08/31/2018 (f)	5,046,250

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
USD	6,336	Hexion, Inc., 10.00%, 08/31/2018	$6,312,240
USD	2,112	Hexion, Inc., 10.38%, 02/01/2019 (f)	2,077,680
USD	1,375	Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2021 (f)	1,340,625
USD	6,457	Neiman Marcus Group Ltd., LLC, 8.00%, 08/31/2018 (f)	4,067,910
USD	1,730	Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/2020 (f)	1,617,550
USD	6,092	Rite Aid Corp., 7.70%, 02/15/2027	5,277,195
USD	10,860	Sable Permian Resources Land LLC / AEPB Finance Corp., 7.13%, 08/31/2018 (f)	6,733,200
USD	1,395	Sable Permian Resources Land LLC / AEPB Finance Corp., 7.38%, 08/31/2018 (f)	864,900
USD	3,700	Sanchez Energy Corp., 6.13%, 08/31/2018	2,539,125
USD	4,200	Staples, Inc., 8.50%, 09/15/2020 (f)	3,948,000
EUR	3,600	Superior Industries International, Inc., 6.00%, 06/15/2020 (f)	4,139,990
USD	3,000	Surgery Center Holdings, Inc., 6.75%, 07/01/2020 (f)	2,831,250
USD	5,988	Talen Energy Supply LLC, 9.50%, 07/15/2020 (f)	5,748,480
USD	2,925	Talen Energy Supply LLC, 10.50%, 01/15/2022 (f)	2,519,156
USD	2,000	Weatherford International LLC, 9.88%, 12/01/2024 (f)	2,027,500
			99,128,209
ZAMBIA—2.7%
USD	5,500	First Quantum Minerals Ltd., 6.88%, 03/01/2021 (f)	5,355,625
		Total Corporate Bonds — 124.4% (cost $254,684,474)	242,606,578

		Shares or Principal Amount	Value
SHORT-TERM INVESTMENT—4.4%
UNITED STATES—4.4%
USD	8,636	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48%, 1.82%, 12/31/2030 (h)	8,635,930
		Total Short-Term Investment — 4.4% (cost $8,635,930)	8,635,930
		Total Investments — 140.8% (cost $293,960,727)	274,602,265
		Liabilities in Excess of Other Assets — (40.8)%	(79,513,284)
		Net Assets—100.0%	$195,088,981

(a)	Non-Income Producing Security.
(b)	Illiquid security.
(c)	Level 3 security. This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note (a) of the accompanying Notes to Portfolio of Investments.
(d)	Security is in default.
(e)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2018.
(f)	Denotes a security issued under Regulation S or Rule 144A.
(g)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.
(i)	Security is delisted.

CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound Sterling
USD—U.S. Dollar

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2018

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
British Pound/United States Dollar
08/20/2018	UBS	GBP	433,000	USD	569,757	$568,747	$(1,010)
Euro/United States Dollar
08/20/2018	HSBC Bank plc	EUR	55,000	USD	64,455	64,397	(58)
						$633,144	$(1,068)

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/British Pound
08/20/2018	UBS	USD	42,265,449	GBP	32,422,000	$42,586,396	$(320,947)
United States Dollar/Euro
08/20/2018	Goldman Sachs	USD	159,681	EUR	136,500	159,823	(142)
08/20/2018	UBS	USD	59,111,818	EUR	50,828,500	59,513,336	(401,518)
						$102,259,555	$(722,607)

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid quoted price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees (the “Board”). Evaluated quotes provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institutional-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2018

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)

Investments in Securities
Fixed Income Investments
Bank Loans	$—	$23,159,757	$200,000	$23,359,757
Corporate Bonds	—	242,606,578	—	242,606,578
Short-Term Investment	8,635,930	—	—	8,635,930
Total Investments	$8,635,930	$265,766,335	$200,000	$274,602,265

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(723,675)	$—	$(723,675)
Other Financial Instruments

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2018, there were no transfers between Levels 1, 2 or 3. For the period ended July 31, 2018, there were no significant changes to the fair valuation methodologies. Level 3 investments held, at the beginning, during and at the end of the six-month period in relation to net assets were not significant (less than 0.10% of total net assets) and accordingly, a reconciliation of Level 3 assets for the six-month period ended July 31, 2018 is not presented. The valuation technique used at July 31, 2018 was a fair valuation as determined by the Fund’s Pricing Committee. The inputs utilized by the broker to value the investment were not available.

b. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2018

Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Item 2 – Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Income Credit Strategies Fund

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Income Credit Strategies Fund

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Income Credit Strategies Fund

Date:	September 28, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Income Credit Strategies Fund

Date:	September 28, 2018